Exhibit 99.2

Client Name:	Oaktree
Client Project Name:	BHLD 2020-1
Start - End Dates:	02/2020 - 02/2020
Deal Loan Count:	61

Conditions Report 2.0

Loans in Report:	61
Loans with Conditions:	34

25 - Total Active Conditions
2 - Material Conditions
2 - Property Valuations Review Scope
2 - Category: Value
23 - Non-Material Conditions
2 - Credit Review Scope
2 - Category: Assets
4 - Property Valuations Review Scope
4 - Category: FEMA
17 - Compliance Review Scope
3 - Category: Federal Consumer Protection
8 - Category: RESPA
1 - Category: Right of Rescission
2 - Category: TILA
3 - Category: TILA/RESPA Integrated Disclosure
31 - Total Satisfied Conditions

13 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Assets
2 - Category: Credit/Mtg History
2 - Category: DTI
1 - Category: Income/Employment
3 - Category: Insurance
3 - Category: Legal Documents
6 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: FEMA
3 - Category: Value
12 - Compliance Review Scope
2 - Category: Documentation
1 - Category: Federal Consumer Protection
9 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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